Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events

13.Subsequent Events

On May 2, 2022, the Merger Agreement and Merger (collectively the “Transaction”) described in footnote 3 was completed, resulting in NuScale surviving the merger and Spring Valley changing its name to NuScale Power Corporation. NuScale will continue to be held as a wholly controlled subsidiary of NuScale Power Corporation in an “Up-C” structure. The Transaction resulted in

NuScale receiving cash in the amount of $341,000, consisting of $235,000 in PIPE funding and $145,300 in cash in trust, partially offset by transaction costs of $39,300.

An evaluation of subsequent events has been performed through May 12, 2022, the date that the financial statements were issued, for purposes of disclosure and recognition.

12.	Subsequent Events
An evaluation of subsequent events has been performed through March 11, 2022, for purposes of disclosure and recognition and is the date that the financial statements were issued.
SPRING VALLEY ACQUISITION CORP
Subsequent Events

Note 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date that the condensed consolidated financial statements were issued. Based upon this review, except as noted below the Company did not identify any subsequent events that have not been disclosed in the condensed consolidated financial statements.

Pipe Subscription Agreements

In connection with the execution of the Merger Agreement, on December 13, 2021, Spring Valley entered into separate subscription agreements (collectively, the “Initial Subscription Agreements”) with a number of investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and Spring Valley agreed to sell to the Subscribers, an aggregate of 21,300,002 shares of Spring Valley Class A Common Stock, par value $0.0001 per share (“Spring Valley Class A Common Stock”), for an aggregate purchase price of $211,000,000, in a private placement (the “PIPE”). As previously reported in the Current Report on Form 8-K filed by Spring Valley on March 30, 2022, Spring Valley entered into an additional subscription agreement, dated March 29, 2022 (the “SailingStone Subscription Agreement”), with SailingStone Global Natural Resources Fund (“SailingStone”), pursuant to which SailingStone agreed to purchase 1,000,000 shares of Spring Valley Class A Common Stock for an aggregate purchase price of $10,000,000 (the “SailingStone PIPE Investment”).

On April 4, 2022, Spring Valley entered into a new subscription agreement (the “Additional Subscription Agreement”, collectively with the Initial Subscription Agreements and the SailingStone Subscription Agreement, the “Subscription Agreements”) with Nucor Corporation (“Nucor”), an “accredited investor” (as defined under the Securities Act), pursuant to which Nucor agreed to purchase 1,500,000 shares of Spring Valley Class A Common Stock for an aggregate purchase price of $15,000,000 (the “Additional PIPE Investment” and together with the Initial PIPE Investment and the SailingStone PIPE Investment, the “PIPE Investment”). The total anticipated proceeds from the PIPE Investment, after taking into account the Initial PIPE Investment, the SailingStone PIPE Investment and the Additional PIPE Investment, is $235,000,000.

The closing of the Additional Subscription Agreement is conditioned upon, among other things, customary closing conditions and the consummation of the Proposed Transactions.

Proxy Statement/Prospectus Effectiveness

On April 7, 2022, the the proxy statement/prospectus was declared effective and Spring Valley commenced with mailing the proxy materials to Spring Valley shareholders ahead of the Extraordinary General Meeting of Spring Valley shareholders on April 28, 2022.

Amendment to Subscription Agreements

On April 11, 2022, Spring Valley and the subscribers to Spring Valley’s private placement of common stock in connection with its business combination with NuScale, entered into an amendment to the Initial Subscription Agreements (the “Amendment to Subscription Agreement”) to provide that the securities of the post-business combination company, NuScale Power Corporation, will be listed on the New York Stock Exchange ("NYSE").

Second Amendment to Merger Agreement

On April 14, 2022, Spring Valley, Merger Sub, and NuScale entered into an amendment (“Amendment No. 2”) to the Merger Agreement. Amendment No. 2 modifies the Merger Agreement and applicable exhibits to provide that the securities of NuScale Power will be listed on NYSE.

Note 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date through the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have not been disclosed in the consolidated financial statements.